Warrants - Schedule of Warrants Measured at Fair Value (Details) - Fair Value, Recurring [Member] - Heliogen, Inc. [Member] - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrants liability	[1]	$ 50	$ 34
Level 2 [Member] | Private Warrants [Member]
Liabilities:
Warrants liability	[1]	$ 1	$ 1

[1]	Included in other long-term liabilities on the consolidated balance sheets.